Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times. The Compensation Committee and the Board have, in the past, granted stock options to executives and senior management as part of the executive compensation program and may do so again in the future. No stock options were granted during 2025.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board have, in the past, granted stock options to executives and senior management as part of the executive compensation program and may do so again in the future. No stock options were granted during 2025.